Research and Development Expenses (Tables)	12 Months Ended
Dec. 31, 2020
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Summary Of Research And Development Expenses

	2020	2019
	$’000	$’000
Wages and salaries	18,564	28,149
Contractors and consultants expense	2,727	14,752
Share based compensation	9,655	4,428
Social security and pension contributions	3,756	4,054
Other	822	(177)

Total	35,524	51,205